OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	$ 38	$ 40	$ 24
AFUDC related to equiity	96	99	57
Other capitalized financing costs	52	26	33
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	186	165	114
San Diego Gas and Electric Company and Subsidiary [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	30	33	18
AFUDC related to equiity	71	80	43
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	101	113	61
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	8	7	6
AFUDC related to equiity	25	19	14
Other capitalized financing costs	1
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	$ 34	$ 26	$ 20